33. Income from equity instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Instruments Classified As [Abstract]
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 30,232	R$ 13,398	R$ 27,047
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,522	5,535	5,576
Total	R$ 33,754	R$ 18,933	R$ 32,623